Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Jun. 30, 2018	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)
Related Party Transactions (Details) [Line Items]
Aggregate amount	$ 69,000	$ 69,000	$ 69,000	$ 11,500		€ 60,000	€ 60,000	€ 60,000	$ 69,000	€ 60,000						$ 288,000	€ 250,000
Due amount	0
Unsecured short term loans from related parties		0
Principal amount											$ 539,000	¥ 3,484,500
Interest rate													15.00%
Past due interest rate													24.00%	24.00%	24.00%
Interest outstanding	69,566
Interest expenses for loans from related parties	0	29,581	43,835
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Principal amount														$ 466,000	¥ 3,000,000
Interest rate														3.00%	3.00%
Maturity date											January 2019	January 2019
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Principal amount														$ 471,000	¥ 3,030,000
Interest rate														15.00%	15.00%
Maturity date											May 2019	May 2019
Forecast [Member]
Related Party Transactions (Details) [Line Items]
Aggregate amount | €					€ 10,000
Related Party Transaction [Member]
Related Party Transactions (Details) [Line Items]
Unsecured short term loans from related parties	$ 0		49,350
Repaid loans to related party		$ 0	$ 0
Related Party Transaction [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Interest rate for loans outstanding		0.00%					0.00%
Related Party Transaction [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Interest rate for loans outstanding		25.00%					25.00%
Yuxiang Qi [Member]
Related Party Transactions (Details) [Line Items]
Annual interest rate	24.00%					24.00%
Yuxiang Qi [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Principal amount											$ 462,000	¥ 3,000,000
Maturity date											December 2018	December 2018
Yuxiang Qi [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Principal amount											$ 522,000	¥ 3,405,000
Maturity date											May 2019	May 2019